Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Basis of Presentation

(a) Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (See Note 7) and a Variable Interest Entity (“VIE”). All intercompany accounts and transactions have been eliminated in consolidation. Certain prior period amounts in the consolidated financial statements and notes thereto, have been reclassified to conform to the current period’s presentation.

During 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of uncertainties about an entity’s ability to continue as a going concern. This ASU describes how an entity should assess its ability to meet obligations and sets rules for how this information should be disclosed in the financial statements. The standard provides accounting guidance that will be used along with existing auditing standards.

As of December 31, 2016 the Company had a net current liability of $33.9 million. This was primarily due to the current portion of our 2012 Bond that matures in December 2017 of $25.0 million as well as high quarterly repayments in 2017 on our October 2016 secured term loan facility and revolving credit facility as a result of certain vessels secured under that loan being in excess of 15 years of age and therefore having a significantly steeper repayment profile in the initial 12 months of that loan.

The Company has available an undrawn credit facility under the October 2016 secured term loan facility and revolving credit facility of $48.1 million as at December 31, 2016, which can be used for general corporate purposes. In addition, the Company will receive bank financing for two of its newbuild vessels in February and April 2017, considerably ($50.0 million) in excess of the remaining delivery instalments. Management has also considered the Company’s cash forecasts for the forthcoming 12 months with particular attention made to the current and future vessel employment profile and believes it has sufficient liquidity to meet its obligations for the coming 12 months.

As of December 31, 2016 the Company has consolidated 100% of its VIE, PT Navigator Khatulistiwa, for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. During 2016, the Company adopted guidance codified in ASU 2015-02 “Amendments to the Consolidation Analysis”, which changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. Upon adoption, there has been no need for retrospective amendments as the company has consolidated 100% of the VIE to all prior periods presented in the financial statements.

A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE.

Impairment of Vessels

(d) Impairment of Vessels

Our vessels are reviewed for impairment when events or circumstances indicate the carrying amount of the vessel may not be recoverable. When such indicators are present, a vessel is tested for recoverability and we recognize an impairment loss if the sum of the future cash flows (undiscounted and excluding interest charges that will be recognized as an expense when incurred) expected to be generated by the vessel over its estimated remaining useful life is less than its carrying value. If we determine that a vessel’s undiscounted cash flows are less than its carrying value, we record an impairment loss equal to the amount by which its carrying amount exceeds its fair value. The new lower cost basis would result in a lower annual depreciation than before the impairment.

Considerations in making such an impairment evaluation include comparison of current carrying values to anticipated future operating cash flows, expectations with respect to future operations and other relevant factors. The estimates and assumptions regarding expected cash flows require considerable judgment and are based upon historical experience, financial forecasts and industry trends and conditions.

Dry Docking Costs

(e) Dry Docking Costs

Each vessel is required to be dry-docked every 30 to 60 months for classification society surveys and inspections of, among other things, the underwater parts of the vessel. These works include, but are not limited to hull coatings, seawater valves, steelworks and piping works, propeller servicing and anchor chain winch calibrations, all of which cannot be performed while the vessels are operating. The Company capitalizes costs associated with the dry-dockings in accordance with ASC Topic 360 “Fixed Assets” and amortizes these costs on a straight-line basis over the period to the next expected dry-docking. Amortization of dry-docking costs is included in depreciation and amortization in the Consolidated Statements of Income. Costs incurred during the dry-dockingperiod which relate to routine repairs and maintenance are expensed. Where a vessel is newly acquired, or constructed, a proportion of the cost of the vessel is  allocated to the components expected to be replaced at the next drydocking based on the expected costs relating to the next drydocking, which is based on experience and past history of similar vessels.

Cash and Cash Equivalents

(f) Cash and Cash Equivalents

The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less when purchased, to be cash equivalents. The Company has cash in a U.S. financial institution which is insured by the Federal Deposit Insurance Corporation (“FDIC”) for up to $0.3 million. At December 31, 2016 and 2015 and for the years then ended, the Company had balances in this financial institution in excess of the insured amount. The Company also maintains cash balances in foreign financial institutions which are not covered by the FDIC.

Short-Term Investments

(g) Short-Term Investments

Short-term investments represent funds deposited in money market funds with an original maturity of more than three months when purchased. The Company records its short-term investments at fair value. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company’s short-term investments are classified within Level 1 of the fair value hierarchy.

Accounts Receivable

(h) Accounts Receivable

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. At December 31, 2016 and 2015, the Company evaluated its accounts receivable and established an allowance for doubtful accounts, based on a history of past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts (unless the accounts are subject to legal action), and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed past-due based on contractual terms.

Inventories

(i) Inventories

Inventories include bunkers (fuel), for those vessels under voyage charter, and lubricants. Under a time charter, the cost of bunkers is borne by and remains the property of the charterer. Inventories are accounted for on a first in, first out basis and are valued at the lower of cost and market value.

Deferred Finance Costs

(j) Deferred Finance Costs

Costs incurred in connection with obtaining secured term loan facilities, revolving credit facilities and bonds are recorded as deferred financing costs and are amortized to interest expense over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Under the Accounting Standards Update (ASU) 2015- 03, Interest—Imputation of Interest the Company has adopted the accounting standard (Subtopic 835-30)—simplifying the presentation of debt issuance cost to present the unamortized debt issuance costs, excluding up front commitment fees, as a direct reduction of the carrying value of the debt.

Deferred Income	(k) Deferred Income Deferred income is the balance of cash received in excess of revenue earned under a time charter or voyage charter arrangement as of the balance sheet date.
Revenue Recognition

(l) Revenue Recognition

The Company employs its vessels on time charters, voyage charters or COA’s. With time charters, the Company receives a fixed charter hire per on-hire day and revenue is recognized on an accrual basis and is recorded over the term of the charter as service is provided. In the case of voyage charters or COA’s, the vessel is contracted for a voyage, or a series of voyages, between two or more ports and the Company is paid for the cargo transported.

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09), and has since modified the standard with several ASU’s. ASU 2014-09 will require companies to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires companies to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. The amendments are effective for annual and interim periods in fiscal years beginning after December 15, 2017, with early application permitted as of annual and interim reporting periods in fiscal years beginning after December 15, 2016. The two permitted transition methods under the guidance are the full retrospective approach or a cumulative effect adjustment to the opening retained earnings in the year of adoption (cumulative effect approach).

We are undertaking a comprehensive approach to assess the impact of the guidance on our business by reviewing our current accounting policies and practices to identify any potential differences that may result from applying the new requirements to our consolidated financial statements. Historically, over 50% of the Company’s revenue is generated from time charters, where revenue is recognized on an accrual basis and is recorded over the term of the charter as the service is provided. We do not believe the new guidance will have any impact on this aspect of our revenue. For voyage charters and COA’s, we recognize revenue on a discharge-to-discharge basis in determining the percentage of completion for all voyage charters, but we do not begin recognizing revenue until a charter has been agreed by the customer and the Company, even if the vessel has discharged its previous cargo and is sailing to the anticipated load port for its next voyage. The Company believes this method is appropriate, as the decision to undertake a given voyage is highly dependent on the location of the vessel’s prior discharge port and the service being provided to the Company’s client includes sailing the vessel to the next load port and preparing the vessel to load the next cargo.

We continue to make significant progress on our charter reviews and the process of evaluating the impact, if any, of changes to our business assumptions, processes, systems and controls to support recognition and disclosure under the new guidance. Our initial assessment may change as we continue to refine these assumptions.

Other Comprehensive Income / (Loss)

(m) Other Comprehensive Income / (Loss)

The Company follows the provisions of ASC Topic 220 “Comprehensive Income,” which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. Comprehensive income is comprised of net income and foreign currency translation gains and losses.

Voyage Expenses and Vessel Operating Expenses

(n) Voyage Expenses and Vessel Operating Expenses

When the Company employs its vessels on time charter, it is responsible for all the operating expenses of the vessels, such as crew costs, stores, insurance, repairs and maintenance. In the case of voyage charters, the vessel is contracted only for a voyage between two or more ports, and the Company pays for all voyage expenses in addition to the vessel operating expenses. Voyage expenses consist mainly of in port expenses and bunker (fuel) consumption and are recognized as incurred.

Repairs and Maintenance	(o) Repairs and Maintenance All expenditures relating to routine maintenance and repairs are expensed when incurred.
Insurance

(p) Insurance

The Company maintains hull and machinery insurance, war risk insurance, protection and indemnity insurance coverage, increased value insurance, demurrage and defense insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance companies are recognized as prepaid expenses and recorded as a vessel operating expense over the period covered by the insurance contract. In addition, the Company maintains Directors and Officers insurance.

Share-Based Compensation

(q) Share-Based Compensation

The Company records as an expense in its financial statements the fair value of all equity-settled stock-based compensation awards. The terms and vesting schedules for share-based awards vary by type of grant. Generally, the awards vest subject to time-based (immediate to five years) service conditions. Compensation expense is recognized ratably over the service period.

Critical Accounting Estimates

(r) Critical Accounting Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates.

Foreign Currency Transactions

(s) Foreign Currency Transactions

Substantially all of the Company’s cash receipts are in U.S. Dollars. The Company’s disbursements, however, are in the currency invoiced by the supplier. The Company remits funds in the various currencies invoiced. The non U.S. Dollar invoices received, and their subsequent payments, are converted into U.S. Dollars when the transactions occur. The movement in exchange rates between these two dates is transferred to an exchange difference account and is expensed each month. The exchange risk resulting from these transactions is not material.

Income Taxes

(t) Income Taxes

Navigator Holdings Ltd. and its Marshall Islands subsidiaries are currently not required to pay income taxes in the Marshall Islands on ordinary income or capital gains as they qualify as exempt companies.

The Company has three subsidiaries incorporated in the United Kingdom where the base tax rate is 20%. One UK subsidiary earns management and other fees from fellow subsidiary companies, and for the year ended December 31, 2016, the estimated tax charge was $668,264 (2015: $378,194). The second UK subsidiary holds an investment in our VIE and has a loan to our group subsidiary in Poland. The estimated tax charge for the year ended December 31, 2016 is $Nil (2015: $5,288). The third subsidiary earns management fees from fellow subsidiary companies, and for the year ended December 31, 2016, the estimated tax charge was $1,478 (2015: $Nil).

The company has a subsidiary in Poland where the base tax rate is 19%. The Polish subsidiary has an estimated tax charge for the year ended December 31, 2016 of Nil (2015: $(21,290)).

The Company has a subsidiary incorporated in Singapore where the base tax rate is 17%. The subsidiary earns management and other fees and receives interest from its VIE, PT Navigator Khatulistiwa, and for the year ended December 31, 2016, the estimated tax charge was $507,693 (2015: $437,785).

	2015 (in thousands)	2016 (in thousands)
Tax charge UK subsidiaries	$383	$669
Tax charge Poland subsidiary	$(21)	$—
Tax charge Singapore subsidiary	$438	$508

Total Tax charge	$800	$1,177

The Company considered the income tax disclosure requirements of ASC Topic 740 “Income Taxes,” in regards to disclosing material unrecognized tax benefits; none were identified. The Company’s policy is to recognize accrued interest and penalties for unrecognized tax benefits as a component of tax expense. At December 31, 2016 and 2015, there were no accrued interest and penalties for unrecognized tax benefits.

Earnings Per Share

(u) Earnings Per Share

Basic earnings per common share (“Basic EPS”) is computed by dividing the net income available to common stockholders by the weighted-average number of shares outstanding. Diluted earnings per common share (“Diluted EPS”) are computed by dividing the net income available to common stockholders by the weighted average number of common shares and dilutive common share equivalents then outstanding.

Shares granted pursuant to the 2013 Restricted Stock Plan are the only dilutive shares, and these shares have been considered as outstanding since their respective grant dates for purposes of computing diluted earnings per share.

Segment Reporting

(v) Segment Reporting

Although separate vessel financial information is available, Management internally evaluates the performance of the enterprise as a whole and not on the basis of separate business units or different types of charters. As a result, the Company has determined that it operates as one reportable segment. Since the Company’s vessels regularly move between countries in international waters over many trade routes, it is impractical to assign revenues or earnings from the transportation of international LPG products by geographic area.

Recent Accounting Pronouncements

(w) Recent Accounting Pronouncements

The following accounting standards issued as of December 31, 2016, may affect the future financial reporting by Navigator Holdings Ltd:

In July 2015, the FASB issued ASU 2015-11, which, for entities that do not measure inventory using the last-in, first-out (LIFO) or retail inventory method, changes the measurement principle for inventory from the lower of cost or market to lower of cost and net realizable value. The ASU also eliminates the requirement for these entities to consider replacement cost or net realizable value less an approximately normal profit margin when measuring inventory. This ASU is effective for public business entities in fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. This ASU is to be applied prospectively. Early adoption is permitted as of the beginning of an interim or annual period. The Company is currently evaluating the impact that this update will have on its consolidated financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015-17, which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2016. All other entities must apply the new requirements for annual periods in fiscal years beginning after December 15, 2017, and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact that this update will have on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases, which, among other things, requires lessees to recognize most leases on-balance sheet. This will increase their reported assets and liabilities—in some cases very significantly. Lessor accounting remains substantially similar to current U.S. GAAP. ASU 2016-02 supersedes Topic 840, Leases. ASU 2016-02 is effective for public business entities, certain not-for-profit entities, and certain employee benefit plans, for annual and interim periods in fiscal years beginning after December 15, 2018. For all other entities it is effective for annual periods in fiscal years beginning after December 15, 2019, and interim periods in fiscal years beginning after December 15, 2020. Early adoption is permitted. ASU 2016-02 mandates a modified retrospective transition method for all entities. The Company is currently evaluating the impact that this update will have on its consolidated financial statements and related disclosures.

On March 30, 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which is intended to improve the accounting for share-based payment transactions as part of the FASB’s simplification initiative. The ASU changes seven aspects of the accounting for share-based payment award transactions, including: (1) accounting for income taxes; (2) classification of excess tax benefits on the statement of cash flows; (3) forfeitures; (4) minimum statutory tax withholding requirements; (5) classification of employee taxes paid on the statement of cash flows when an employer withholds shares for tax-withholding purposes; (6) practical expedient—expected term (nonpublic only); and (7) intrinsic value (nonpublic only). The ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2016. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2017, and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted in any interim or annual period provided that the entire ASU is adopted. Even if an entity early adopts the amendments after the first interim period, the adoption date is as of the beginning of the year for the issues adopted by the cumulative-effect and prospective methods. Any adjustments to previously reported interim periods of that fiscal year should be included in the year-to-date results. If those previously reported interim results appear in any future filings, they are reported on the revised basis.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which addresses eight classification issues related to the statement of cash flows:

•	Debt prepayment or debt extinguishment costs;

•	Settlement of zero-coupon bonds;

•	Contingent consideration payments made after a business combination;

•	Proceeds from the settlement of insurance claims;

•	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	Distributions received from equity method investees;

•	Beneficial interests in securitization transactions; and

•	Separately identifiable cash flows and application of the predominance principle.

This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the ASU in an interim period, adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. Entities should apply this ASU using a retrospective transition method to each period presented. If it is impracticable for an entity to apply the ASU retrospectively for some of the issues, it may apply the amendments for those issues prospectively as of the earliest date practicable. The Company is currently evaluating the impact that this update will have on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, adjustments should be reflected at the beginning of the fiscal year that includes that interim period. The Company is currently evaluating the impact that this update will have on its consolidated financial statements and related disclosures.

Vessels In Operation [Member]
Vessels

(b) Vessels in Operation

The cost of the vessels (excluding the estimated initial drydocking cost) less their estimated residual value is depreciated on a straight-line basis over the vessel’s estimated economic life. Management estimates the useful life of each of the Company’s vessels to be 30 years from the date of its original construction.

Vessels Under Construction [Member]
Vessels

(c) Vessels Under Construction

Vessels under construction are stated at cost, which includes the cost of construction, capitalized interest and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.